GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL
Schedule of changes in carrying amounts of goodwill and accumulated impairment losses

	2012	2013

Gross amount

Beginning balance	$906	$926

Goodwill acquired during the year	—	690

Exchange difference	20	14

Ending balance	926	1,630

Accumulated impairment loss

Beginning balance	(906)	(926)

Changes during the year	—	—

Exchange difference	(20)	(14)

Ending balance	(926)	(940)

Goodwill, net	$—	$690